Note 1 - Organizational and Significant Accounting Policies (Detail) - Estimated Useful Lives of Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Computers and Trade Show Equipment [Member]
Estimated useful lives		3 years
Shop Equipment [Member]
Estimated useful lives	7 years	7 years
Furniture, Fixtures, and Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives		10 years
Furniture, Fixtures, and Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives		15 years